Eaton Vance Management

Two International Place

Boston, MA  02110

(617) 482-8260

www.eatonvance.com

February 25, 2016

Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

Attention:  Office of Filings, Information & Consumer Services

Re:

Form N-1A Filing for Eaton Vance Mutual Funds Trust (the “Registrant”)

Post-Effective Amendment No. 258 (1933 Act File No. 002-90946)

Amendment No. 261 (1940 Act File No. 811-4015) (the “Amendment”) filed on behalf of the Funds listed on Appendix A (collectively, the “Funds”)

Ladies and Gentlemen:

On behalf of the above-referenced Registrant, transmitted herewith pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”) and Rules 472 and 485(b) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules promulgated pursuant to Section 8(b) thereunder, (3) the General Instructions to Form N-1A, and (4) Rules 101 and 102 under Regulation S-T, is the Amendment, including the prospectuses and statements of additional information (“SAIs”) for the Funds included on Appendix A, as well as exhibits.  Eaton Vance Income Fund of Boston, which is a part of the prospectus and SAI containing Government Obligation Fund, Short Duration Government Income Fund and Short Duration High Income Fund, is a series of Eaton Vance Series Trust II and is included in a separate filing being made on February 25, 2016 by such trust.  With the exception of Global Dividend Income Fund and Tax-Managed Global Dividend Income Fund all of the Funds are “feeder” funds that currently invest in corresponding investment portfolios, the “master” funds, or in some cases, multiple investment portfolios.  The Amendment transmitted herewith contains conformed signature pages, the manually signed originals of which are maintained at the office of the Registrant.

The prospectuses and SAIs of Tax-Managed Equity Asset Allocation Fund, Tax-Managed Global Dividend Income Fund, Tax-Managed Global Small-Cap Fund, Tax-Managed Multi-Cap Growth Fund, Tax-Managed Small-Cap Fund, Tax-Managed Value Fund and Global Income Builder Fund have been marked to show changes from the applicable documents contained in Post-Effective Amendment No. 253 filed with the Securities and Exchange Commission (SEC) on December 23, 2015 (Accession No. 0000940394-15-001574) under Rule 485(a).  The prospectuses and SAIs of the remaining Funds have been marked to show changes from the documents contained in Post-Effective Amendment No. 237 filed with the SEC on February 26, 2015 (Accession No. 0000940394-15-000263) under Rule 485(b).

The Amendment is filed for the purpose of responding to comments with respect to PEA No. 253 on behalf of the funds noted above provided by Lisa Larkin of the Staff of the Division of Investment Management of the SEC to Katy D. Burke via telephone on February 4, 2016, and bringing all the Funds’ financial statements and other information up to date, and in conjunction therewith, contains other non-material changes.  The comments and responses to PEA No. 253 are as follows:

Securities and Exchange Commission

February 25, 2016

Prospectus:

Comment No. 1:  In the summary prospectus for Tax-Managed Equity Asset Allocation Fund (TMEAA), please review the Annual Fund Operating Expenses table and associated advisory fee reduction for clarity.

Response No. 1:  The Registrant has reviewed footnote 2 and the related description of the advisory fee in the statutory prospectus section “Management and Organization.”  The Registrant respectfully declines to add any additional information to the footnote.

Comment No. 2:  For all equity funds in the Prospectus with Class B and Class C shares, in the expense example, please explain why the amounts for “Expenses Without Redemption” for the 10 year period are different when the 1, 3, and 5 year amounts are the same.

Response No. 2:  The figures shown for Class B shares account for the automatic conversion (as described in the prospectus) of these shares into Class A shares after 8 years. The expense ratio for Class A shares of each Fund is lower, therefore the 10 year expense examples for Class B shares compared to Class C shares for these funds is lower.

Comment No. 3:  In the summary prospectus for TMEAA, consider defining “hybrid instruments” the first time that term is used.

Response No. 3:  Hybrid Securities are now defined in the first paragraph of the section “Principal Investment Strategies,” the first time the term is used.  Hybrid securities are defined as securities that “have characteristics of equity and debt securities.”

Comment No. 4:  In the summary prospectus for TMEAA, “Preferred Funds” is a defined term but does not appear to be used elsewhere in the prospectus. Please clarify.

Response No. 4:  The term “Preferred Funds” is also used in the statutory prospectus in the section “General.”

Comment No. 5:  In the summary prospectus for TMEAA, consider explaining the difference between American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs).

Response No. 5:  The Registrant’s intention is to refer to depositary receipts generally.  Depositary receipts are further discussed in the SAI under the section “Additional Information about Investment Strategies.”  Depositary receipts are defined to include both ADRs and GDRs in that section.

Comment No. 6:  In TMEAA, consider adding Mid- and Large-Cap Company risk to the section “Principal Risks.”

Response No. 6:  The Registrant believes that any unique risk associated with investing in mid- and large-cap companies is encompassed in the sentence “Market conditions may affect certain types of stocks to a greater extent than other types of stocks” in “Equity Investing Risk.”

Comment No. 7:  In TMEAA, consider adding a reference to real estate in the section “Principal Investment Strategies.”

Response No. 7:  The Registrant has added a reference to “the real estate industry” in the section “Principal Investment Strategies.”

Comment No. 8:  In TMEAA, consider adding lower rated investments to the section “Principal Investment Strategies.”

Securities and Exchange Commission

February 25, 2016

Response No. 8:  The Registrant has added a reference to “below investment grade investments” to the section “Principal Investment Strategies.”

Comment No. 9:  Please confirm that the Registrant has reviewed the letter to Karrie McMillan, Esq., General

Counsel, Investment Company Institute, from Barry D. Miller of the Division of Investment Management

regarding Derivatives-Related Disclosures by Investment Companies (Jul 30, 2010) and that the Registrant will comply with the Section 18 requirements regarding asset coverage.

Response No. 9:  The Registrant confirms that the above referenced letter has been reviewed.  With respect to Asset Coverage Requirements, in each SAI under “Additional Information about Investment Strategies,” the section “Asset Coverage” addresses this topic:

To the extent required by SEC guidance, if a transaction creates an obligation of the Trust to another party, it will: (1) cover the obligation through entry into an offsetting position or transaction; and/or (2) segregate cash and/or liquid securities with a value marked-to-market at least equal (together with the collateral posted with respect to the transaction) to its obligations. Assets used as cover or segregated cannot be sold while the position(s) requiring coverage is open unless replaced with other appropriate assets. The types of transactions that may require asset coverage include (but are not limited to) reverse repurchase agreements, repurchase agreements, short sales, securities lending, forward contracts, options, forward commitments, futures contracts, when-issued securities, swap agreements and residual interest bonds.

Comment No. 10:  In Tax-Managed Global Small-Cap Fund (TMGSC), consider adding the capitalization range for the MSCI World Small-Cap Index.

Response No. 10:  The Registrant has added the capitalization range for the MSCI World Small-Cap Index as of December 31, 2015.

Comment No. 11:  In TMGSC, in the section “Derivatives Risk” under “Principal Risks,” consider adding the types of derivatives mentioned in the section “Principal Investment Strategies.”

Response No. 11:  The types of derivatives mentioned under “Principal Investment Strategies” are specifically addressed by type in the statutory prospectus.

Comment No. 12:  In Tax-Managed Small-Cap Fund, in the Annual Fund Operating Expenses table, for distribution and service (12b-1) fees for Class I shares, consider changing the reference from “n/a” to “none.”

Response No. 12:  The Registrant will change all instances of “n/a” to “None” in the Annual Fund Operating Expenses table for classes of shares that do not have distribution and service (12b-1) fees, in this filing and on a going forward basis.

Comment No. 13:  In the statutory prospectus, under “Investment Objectives & Principal Policies and Risks – General” there is a reference to “the each fund.”  Please clarify.

Response No. 13:  The Registrant confirms that this section has been edited to make clear that the reference is to “the” fund.  As stated in the prospectus, references to the “fund” are to each fund and portfolio, as applicable.

Securities and Exchange Commission

February 25, 2016

Statement of Additional Information:

Comment No. 14:  In the section “Management and Organization,” for Trustee Ralph Verni, under principal occupations, consider adding an explanatory parenthetical after First Pioneer Farm Credit Corporation.

Response No. 14:  The Registrant has added an explanatory parenthetical to Mr. Verni’s principal occupations section.  The section now reads “…First Pioneer Farm Credit Corporation (financial services cooperative)…”

Comment No. 15:  Please confirm that the Funds do not expect to invest more than 15% of net assets in Collateralized Loan Obligations (CLOs).

Response No. 15:  The Registrant confirms that the Funds do not expect to invest in excess of 15% of net assets in CLOs.

Comment No. 16:  Please confirm that if the Registrant writes credit default swaps, it will cover the notional value of the swap or confirm that this is not applicable.

Response No. 16:  Under current Investment Company Act of 1940, Section 18 requirements, if a fund were to enter into such a transaction, it would be required to segregate the full notional amount that would be payable under the agreement.  Language is included in each Fund’s SAI stating that the Fund will segregate assets to the extent required by SEC guidance. Please see also the response to note 9 above.

This Amendment is filed pursuant to Rule 485(b) and will be effective March 1, 2016.  Pursuant to Rule 485(b)(4), as internal counsel of the Registrant, I have reviewed the Amendment and it does not contain disclosures which would render it ineligible to become effective pursuant to Rule 485(b).

The Registrant incorporates by reference the financial information contained in the Annual Reports to Shareholders dated October 31, 2015 and previously filed with the SEC (Accession No. 0001193125-15-514292).

If you have any questions or comments concerning the foregoing Amendment, please contact the undersigned at (617) 672-8879.

Tandy Representation:

The Registrant is responsible for the adequacy and accuracy of the disclosure in each respective filing.  Further, the Registrant recognizes that the Staff’s comments, or changes to disclosure in response to the Staff’s comments, do not foreclose the SEC from taking any action with respect to the filings.  Lastly, the Registrant acknowledges that it may not assert Staff comments as a defense in any proceeding initiated by the SEC or any person under federal securities laws.

Very truly yours,

/s/ Katy D. Burke, Esq.

Katy D. Burke, Esq.

Vice President

Securities and Exchange Commission

February 25, 2016

APPENDIX A

Eaton Vance Global Income Builder Fund

(formerly Eaton Vance Global Dividend Income Fund) (“Global Income Builder Fund”)

Eaton Vance Government Obligations Fund (“Government Obligations Fund”)

Eaton Vance High Income Opportunities Fund (“High Income Opportunities Fund”)

Eaton Vance Short Duration Government Income Fund (“Short Duration Government Income Fund”)

Eaton Vance Short Duration High Income Fund (“Short Duration High Income Fund”)

Eaton Vance Floating-Rate Advantage Fund (“Floating-Rate Advantage Fund”)

Eaton Vance Floating-Rate Fund (“Floating-Rate Fund”)

Eaton Vance Floating-Rate & High Income Fund (“Floating-Rate & High Income Fund”)

Eaton Vance Currency Income Advantage Fund (“Currency Income Advantage Fund”)

Eaton Vance Diversified Currency Income Fund (“Diversified Currency Income Fund”)

Eaton Vance Emerging Markets Local Income Fund (“Emerging Markets Local Income Fund”)

Eaton Vance Global Macro Absolute Return Advantage Fund (“Global Macro Absolute Return Advantage Fund”)

Eaton Vance Global Macro Absolute Return Fund (“Global Macro Absolute Return Fund”)

Eaton Vance Global Macro Capital Opportunities Fund (“Global Macro Capital Opportunities Fund”)

Eaton Vance Short Duration Strategic Income Fund (“Short Duration Strategic Income Fund”)

 Eaton Vance Multi-Strategy All Market Fund (“Multi-Strategy All Market Fund”)

Eaton Vance Multi-Strategy Absolute Return Fund (“Multi-Strategy Absolute Return Fund”)

Eaton Vance Tax-Managed Equity Asset Allocation Fund (“Tax-Managed Equity Asset Allocation Fund”)

Eaton Vance Tax-Managed Global Dividend Income Fund (“Tax-Managed Global Dividend Income Fund”)

Eaton Vance Tax-Managed Global Small-Cap Fund

(formerly Eaton Vance Tax-Managed Small-Cap Value Fund) (“Tax-Managed Global Small-Cap Fund”)

Eaton Vance Tax-Managed Multi-Cap Growth Fund (“Tax-Managed Multi-Cap Growth Fund”)

Eaton Vance Tax-Managed Small-Cap Fund (“Tax-Managed Small-Cap Fund”)

Eaton Vance Tax-Managed Value Fund (“Tax-Managed Value Fund”)

Parametric Tax-Managed International Equity Fund

 (collectively, the “Funds”)

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